Exhibit 1

1211 Avenue of the Americas Trust 2015-1211

Commercial Mortgage Pass-Through Certificates, Series 2015-1211

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citigroup Global Markets Realty Corp.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

Drexel Hamilton, LLC

27 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Citigroup Global Markets Realty Corp.

388 Greenwich Street

New York, New York 10013

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

1585 Broadway

New York, New York 10036

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re: 1211 Avenue of the Americas Trust 2015-1211 Commercial Mortgage Pass-Through Certificates, Series 2015-1211 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loan,

iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 July 2015

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:

a.	The Certificates will represent the interests in 1211 Avenue of the Americas Trust 2015-1211 (the “Issuing Entity”) that will be established by the Depositor,

b.	The assets of the Issuing Entity will consist primarily of six promissory notes (collectively, the “Notes”) issued by 1211 6th Avenue Property Owner, L.L.C., a Delaware limited liability company (the “Borrower”), evidencing a fixed rate loan (the “Mortgage Loan”) and

c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee simple interest in an office property located at 1211 Avenue of the Americas, New York, New York (the “Mortgaged Property”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan and Mortgaged Property as of 6 August 2015 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan and Mortgaged Property as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and

ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Loan Term and

b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	For the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire “Loan Term.” Based on this information, the Depositor instructed us to:

a.	Use “0” for the “Amortization Term” characteristic of the Mortgage Loan on the Final Data File,

b.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:

i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance”) and

ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balance at Maturity”), and

c.	Use the “Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “IO Period” of the Mortgage Loan.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Cut-off Date Balance and

b.	Net Rentable Area

of the Mortgage Loan and Mortgaged Property, respectively, both as shown on the Final Data File, we recalculated the “Mortgage Bal Per SF” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	Cut-off Date Balance,

b.	Current Interest Rate,

c.	Accrual Basis and

d.	Amortization Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 9., we recalculated the:

i.	Annual Mortgage Loan Debt Service and

ii.	Monthly Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

i.	The “Cut-off Date Balance,” as shown on the Final Data File,

ii.	The “Current Interest Rate,” as shown on the Final Data File, and

iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-off Date Balance,” as shown on the Final Data File,

ii.	The “Current Interest Rate,” as shown on the Final Data File, and

iii.	366/360.

Attachment A Page 4 of 5

10.	Using the:

a.	SF1,

b.	SF2,

c.	SF3,

d.	SF4,

e.	SF5 and

f.	Net Rentable Area

of the Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,

ii.	Space Pct 2,

iii.	Space Pct 3,

iv.	Space Pct 4 and

v.	Space Pct 5

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a.	Cut-off Date Balance,

b.	Balance at Maturity,

c.	Annual Mortgage Loan Debt Service,

d.	UW Financials NOI,

e.	UW Financials Net Cash Flow and

f.	Appraised Value

of the Mortgage Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	LTV Cut-off Date Value,

ii.	LTV Balloon Value,

iii.	UW NOI DY,

iv.	UW NCF DY,

v.	UW NOI DSCR and

vi.	UW NCF DSCR

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “LTV Cut-off Date Value,” “LTV Balloon Value,” “UW NOI DY” and “UW NCF DY” to the nearest 1/10th of one percent and

b.	Round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places.

12.	Using the:

a.	Servicing Fee,

b.	Trustee/Cert Admin and

c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

13.	Using the:

a.	Current Interest Rate and

b.	Total Admin Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Promissory Notes	10 July 2015

Loan Agreement	10 July 2015

Management Agreement	24 August 2006

Second Amendment to Management Agreement	18 June 2007

Settlement Statement	10 July 2015

Cash Management Agreement	10 July 2015

Non-Consolidation Opinion	10 July 2015

Mortgaged Property Source Documents

Document Title	Document Date

Appraisal Report	29 June 2015

Engineering Report	6 July 2015

Environmental Phase I Report	6 July 2015

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Condo Structure	Loan Agreement and Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area (see Note 3)	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 4)

Characteristic	Source Document

Single Tenant	Underwritten Rent Roll
Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
2015 NOI (Budgeted)	Underwriter’s Summary Report
TTM NOI (T12 Ending 5/2015)	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)
Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Promissory Notes and Loan Agreement
Property Manager	Loan Agreement, Management Agreement and Second Amendment to Management Agreement
Origination Date	Promissory Notes and Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Original Balance	Promissory Notes and Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
String (see Note 6)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Loan Purpose	Settlement Statement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement and Non-Consolidation Opinion
TIC Structure	Loan Agreement
DST	Loan Agreement
Existing Additional Debt	Loan Agreement and Pro Forma Title Policy
Existing Additional Debt Amount	Loan Agreement and Pro Forma Title Policy
Existing Additional Debt Description	Loan Agreement and Pro Forma Title Policy
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Notes:

1.	We were instructed by the Depositor to ignore differences in the:
a.	Property Address,
b.	Property City and
c.	State

characteristics that are standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type, as shown on the appraisal report Source Document, that accounts for the majority of the Mortgaged Property’s “Net Rentable Area,” as shown on the underwritten rent roll Source Document.

3.	For the purpose of comparing the “Net Rentable Area” characteristic, the Depositor instructed us to use the Mortgaged Property’s remeasured net rentable square feet, as shown on the underwritten rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the space which has the largest square footage, all as shown on the underwritten rent roll Source Document.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

6.	For the Mortgage Loan, the loan agreement Source Document contains the following defined term:

“Permitted Prepayment Date” shall mean the second anniversary of the first Payment Date

For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the “first Payment Date” is the “Payment Date,” as defined on the loan agreement Source Document, after the end of the first full interest accrual period, as shown on the loan agreement Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Sponsors
Pari Passu Note Control (Y/N)
ARD Year
Ground Lease
Ground Lease Maturity Date
Seismic Insurance
Seismic PML %
Primary Servicer
Master Servicer
Servicing Fee
Trustee/Cert Admin
CREFC Fee

Note:

We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.